Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - XXX
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2025960702	XXX		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The XXX does not specifically state if is for management of real estate, lender exception in file.	Borrower has owned the subject property for at least XXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months.	XXX months reserves.	SitusAMC Originator,SitusAMC	Reviewer Comment (XXX): Lender exception in file.			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		B	B	B	B			A	A		N/A	No
XXX	2025960701	XXX		XXX	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (XXX): Received and associated Flood Certificate document. Exception cleared. Seller Comment (XXX): Attached the Flood Cert.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	XXX Tax Return Recency - QM	General QM: XXX Tax Returns - The XXX or XXX tax returns provided are not the most recent. Application Date XXX, Most Recent Tax Return End Date XXX, Tax Return Due Date XXX. (XXX,XXX XXX Credit Oppurtunities XXX Fund/Schedule XXX less than XXX)					Reviewer Comment (XXX): Client accepts as is with XXX grade. Reviewer Comment (XXX): Client accepts the grade.			XXX	2		B		B		B		B		B	XXX	XXX	XXX	XXX		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID	XXX XXX Tolerance Violation With Sufficient Cure Provided At Closing	XXX Integrated Disclosure: XXX Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus XXX% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)					Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX	XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXX, XXX, XXX Verification, Insurance Verification, Statement, Tax Verification	Mortgage statement, Tax verification, Insurance verification and HOA verification were not provided.	Reviewer Comment (XXX): Received and associated Mortgage statement for XXX XXX Court. Exception cleared.

Seller Comment (XXX): Attached the Mortgage Statement for XXX Court.

Reviewer Comment (XXX): Please provide Mortgage Statement for XXX Court. Exception remains.

Seller Comment (XXX): Attached the HOA LOE, Insurance, and Tax Verification for XXX Court.

Reviewer Comment (XXX): Please provide Mortgage Statement for XXX Court and HOA, Insurance Verification and tax verification document available. Exception remains.

Seller Comment (XXX): Attached the HOA, Insurance, and Tax Verification for XXX Court.
																		XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (XXX): Originator Loan Designation of XXX QM (XXX) does not match Due Diligence Loan Designation of QM (XXX) Fail.	Loan designation discrepancy due to missing income documentation.. XXX Personal Tax returns or XXX Tax transcripts were not provided.				Reviewer Comment (XXX): Third party verification provided, exception cleared. Seller Comment (XXX): All documentation uploaded. Please Cancel. Reviewer Comment (XXX): Missing third party verification, exception remains. Seller Comment (XXX): Per the exception information we are missing income due to the Tax Transcripts. All have been provided or waived. Please Cancel.	XXX			1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	XXX	XXX	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID	XXX XXX Tolerance Violation With Sufficient Cure Provided At Closing	XXX Integrated Disclosure: XXX Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)					Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	XXX Tax Return Recency - QM	General QM: XXX Tax Returns - The XXX or XXX tax returns provided are not the most recent. Application Date XXX, Most Recent Tax Return End Date XXX, Tax Return Due Date XXX. (XXX,XXX, XXX/Schedule C)	Exception is an XXX informative XXX (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.				Reviewer Comment (XXX): Waived Seller Comment (XXX): Please Waive			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	XXX Tax Return Recency - QM	General QM: XXX Tax Returns - The XXX or XXX tax returns provided are not the most recent. Application Date XXX, Most Recent Tax Return End Date XXX, Tax Return Due Date XXX. (XXX,XXX, XXX/Schedule C)	Exception is an XXX informative XXX (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.				Reviewer Comment (XXX): Waived Seller Comment (XXX): Please Waive			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	XXX Tax Return Recency - QM	General QM: XXX Tax Returns - The XXX or XXX tax returns provided are not the most recent. Application Date XXX, Most Recent Tax Return End Date XXX, Tax Return Due Date XXX. (XXX,XXX, XXX/Schedule C)	Exception is an XXX informative XXX (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.				Reviewer Comment (XXX): Waived Seller Comment (XXX): Please Waive			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	XXX Tax Return Recency - QM	General QM: XXX Tax Returns - The XXX or XXX tax returns provided are not the most recent. Application Date XXX, Most Recent Tax Return End Date XXX, Tax Return Due Date XXX. (XXX,XXX, XXX/Schedule C)	Exception is an XXX informative XXX (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.				Reviewer Comment (XXX): Waived Seller Comment (XXX): Please Waive			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	General QM Provision Income and Assets - XXX Less Than XXX	General QM: Unable to verify XXX (Less than XXX% Ownership) income using reasonably reliable XXX records. (XXX,XXX XXX XXX XXX/XXX XXX less than XXX)	Unable to verify current XXX status. XXX Personal Tax returns or XXX Tax transcripts were not provided.				Reviewer Comment (XXX): Third party verification provided, exception cleared. Seller Comment (XXX): Attached 3rd party verification Reviewer Comment (XXX): Missing third party verification, exception remains. Seller Comment (XXX): The XXX on page 1009 of XXX for XXX XXX XXX Fund. Please Cancel.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	General QM Provision Income and Assets - XXX Less Than XXX	General QM: Unable to verify current XXX (Less than XXX% Ownership) status using reasonably reliable XXX records. (XXX,XXX Credit Oppurtunities XXX Fund/Schedule XXX less than XXX)	Unable to verify current XXX status. XXX Personal Tax returns or XXX Tax transcripts were not provided.				Reviewer Comment (XXX): Third party verification provided, exception cleared. Seller Comment (XXX): Attached 3rd party verification. Reviewer Comment (XXX): Missing third party verification, exception remains. Seller Comment (XXX): The XXX on page 1009 of XXX for XXX XXX XXX XXX. Please Cancel.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960701	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	XXX Tax Return Recency - QM	General QM: XXX Tax Returns - The XXX or XXX tax returns provided are not the most recent. Application Date XXX, Most Recent Tax Return End Date XXX, Tax Return Due Date XXX. (XXX,XXX, XXX/Schedule C)	Exception is an XXX informative XXX (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.				Reviewer Comment (XXX): Waived Seller Comment (XXX): Please Waive			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2025960415	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID	XXX XXX Tolerance Violation With Sufficient Cure Provided At Closing	XXX Integrated Disclosure: XXX Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)					Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	2025960415	XXX		XXX	XXX	XXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	The XXX is unsourced and the file is missing evidence of access to business funds for closing.				Reviewer Comment (XXX): Client explained the XXX amount is $XXX higher on the bank statements, exception cleared. Reviewer Comment (XXX): Please provide document for $XXX XXX from Closing disclosure, in Bank statement we have transaction for $XXX. Exception remains. Buyer Comment (XXX): Sourced XXX from personal funds page 6 of 6 on XXX.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	2025960410	XXX		XXX	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (XXX): Received and associated Business Purpose Certificate. Exception cleared. Buyer Comment (XXX): Business Purpose Certificate uploaded	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	2025960703	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	XXX Revised Loan Estimate Timing Before Closing	XXX Integrated Disclosure: Revised Loan Estimate provided on XXX not received by borrower at least XXX (XXX) business days prior to closing. (Interim/XXX)	Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file.				Reviewer Comment (XXX): SitusAMC received proof of earlier electronic reciept Buyer Comment (XXX): Please see the attached screenshot from the XXX confirming the borrower acknowledged the XXX XXX online.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	2025960425	XXX		XXX	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (XXX): Received and associated Flood Certificate. Exception cleared. Buyer Comment (XXX): See Uploaded Flood Cert for subject transaction Reviewer Comment (XXX): Received Flood Certificate with incorrect subject property address. As per note subject property address is "XXX", whereas the received Flood Certificate reflects "XXX". Please provide Flood Certificate with subject property address. Exception remains. Buyer Comment (XXX): See uploaded Food Cert	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A		N/A	No
XXX	2025960425	XXX		XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Missing Document	XXX Documents are missing.	Address: XXX, XXX, XXX Insurance Verification, Tax Verification	Missing Tax and Insurance verifications.				Reviewer Comment (XXX): Received and associated Closing Disclosure and First Payment Letter for XXX. Exception cleared. Buyer Comment (XXX): . Buyer Comment (XXX): See Uploaded first payment letter and final CD for XXX Reviewer Comment (XXX): Received Tax Certificate reflects "XXX". Please provide Tax Certificate, Insurance Verification and HOA Verification for the property at "XXX". Exception remains. Buyer Comment (XXX): See uploaded Tax verification documents for XXX	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A		N/A	No
XXX	2025960425	XXX		XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Missing Document	XXX Documents are missing.	Address: XXX, XXX, XXX Insurance Verification, Tax Verification	Missing Tax and Insurance verifications.				Reviewer Comment (XXX): Received and associated Closing Disclosure and First Payment Letter for XXX. Exception cleared. Buyer Comment (XXX): . Buyer Comment (XXX): See Uploaded first payment letter and final CD for XXX Reviewer Comment (XXX): Please provide Insurance Verification and HOA Verification for the property at XXX. Exception remains. Buyer Comment (XXX): See Uploaded Tax Information Sheet	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A		N/A	No
XXX	2025960426	XXX		XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Missing Document	XXX Documents are missing.	Address: XXX, XXX, XXX, Address: XXX, XXX, XXX Statement Account Statements, Insurance Verification, Tax Verification	The file was missing a copy of the Tax Verification address XXX XXX and XXX				Reviewer Comment (XXX): Documentation provided; exception cleared. Buyer Comment (XXX): Final executed CDs for both properties. Reviewer Comment (XXX): Please provide Insurance Verification and HOA Verification for the property # XXX and for the property #XXX we require mortgage statement, Tax Verification & insurance, HOA Verification. Exception remains. Buyer Comment (XXX): See uploaded Tax verification documents for XXX Buyer Comment (XXX): See Uploaded Tax Information sheet for XXX.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A		N/A	No
XXX	2025960426	XXX		XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Missing Document	XXX Documents are missing.	Address: XXX, XXX, XXX Statement	Missing mortgage statement.				Reviewer Comment (XXX): XXX is free and Clear does not require Mortgage statement. Exception cleared. Buyer Comment (XXX): XXX is owned Free and Clear and does not have a mortgage. Please review and clear.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A		N/A	No
XXX	2025960408	XXX		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide supporting documentation that business has been open for at least XXX years. Current third party verification shows only open since XXX.				Reviewer Comment (XXX): A CPA Letter was provided verifying the business has been in existence for XXX years. Buyer Comment (XXX): CPA letter verifying business length open	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	2025960408	XXX		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of borrower's percentage of business ownership.				Reviewer Comment (XXX): Business Narrative reflects XXX% owner. Buyer Comment (XXX): Business Narrative stating XXX% owner	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	2025960408	XXX	XXX	XXX	XXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Missing either cash flow analysis from underwriter or CPA letter that states no negative impact to business with use of business funds.	Reviewer Comment (XXX): Received and associated Cash Flow analysis and Letter of Explanation on Asset document. Exception cleared.

Buyer Comment (XXX): UW analysis

Reviewer Comment (XXX): A cash flow analysis from the UW is required to go along with the LOE from the borrower, exception remains.

Buyer Comment (XXX): Letter from borrower attached. Also document XXX in file.

Reviewer Comment (XXX): Please provide LOE from the borrower or CPA stating no negative impact to business with use of business funds. Exception Remains

Buyer Comment (XXX): UW analysis

Reviewer Comment (XXX): CPA letter does not state there is no negative impact on the business with the use of business funds nor was a cash flow analysis found in the file.

Buyer Comment (XXX): Underwriter's approval with max cash to close.
																		XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A	Non QM	Non QM	No